Distribution Date:	10/10/25	COMM 2015-PC1 Mortgage Trust
Determination Date:	10/06/25
Next Distribution Date:	11/13/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-PC1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	16		David Rodgers	(212) 230-9025
Historical Detail	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	20				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	21-23
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26	Controlling Class	RREF II CMBS AIV, L.P.
Interest Shortfall Detail - Collateral Level	27	Representative
			-
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12593GAA0	1.667000%	57,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593GAB8	3.148000%	121,750,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12593GAC6	3.608000%	99,640,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12593GAD4	3.725000%	20,110,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12593GAE2	3.620000%	225,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	12593GAF9	3.902000%	500,197,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12593GAH5	4.290000%	76,804,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	24.75%
B	12593GAJ1	4.384263%	107,892,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	17.38%
C	12593GAK8	4.384263%	73,146,000.00	51,307,251.44	4,391,239.52	187,453.74	0.00	0.00	4,578,693.26	46,916,011.92	78.84%	12.38%
D	12593GAL6	4.384263%	72,503,000.00	72,503,000.00	0.00	264,893.53	0.00	0.00	264,893.53	72,503,000.00	46.15%	7.42%
E	12593GAX0	3.400000%	31,732,000.00	31,732,000.00	0.00	107,706.51	0.00	0.00	107,706.51	31,732,000.00	31.84%	5.25%
F	12593GAZ5	3.400000%	31,087,000.00	31,087,000.00	0.00	0.00	0.00	0.00	0.00	31,087,000.00	17.82%	3.13%
G*	12593GBB7	3.400000%	45,717,586.00	39,527,269.74	0.00	0.00	0.00	9,496.95	0.00	39,517,772.79	0.00%	0.00%
V	12593GBD3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593GBF8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12593GBH4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,462,938,586.00	226,156,521.18	4,391,239.52	560,053.78	0.00	9,496.95	4,951,293.30	221,755,784.71

X-A	12593GAG7	4.384263%	1,100,861,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12593GAM4	0.000000%	181,038,000.00	51,307,251.44	0.00	0.00	0.00	0.00	0.00	46,916,011.92
X-C	12593GAP7	0.000000%	72,503,000.00	72,503,000.00	0.00	0.00	0.00	0.00	0.00	72,503,000.00
X-D	12593GAR3	0.984263%	31,732,000.00	31,732,000.00	0.00	26,027.20	0.00	0.00	26,027.20	31,732,000.00
X-E	12593GAT9	0.984263%	31,087,000.00	31,087,000.00	0.00	25,498.16	0.00	0.00	25,498.16	31,087,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	12593GAV4	0.984263%	45,717,586.00	39,527,269.74	0.00	32,421.03	0.00	0.00	32,421.03	39,517,772.79
Notional SubTotal			1,462,938,586.00	226,156,521.18	0.00	83,946.39	0.00	0.00	83,946.39	221,755,784.71

Deal Distribution Total					4,391,239.52	644,000.17	0.00	9,496.95	5,035,239.69

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593GAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593GAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12593GAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12593GAD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12593GAE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	12593GAF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12593GAH5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	12593GAJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	12593GAK8	701.43618845	60.03389823	2.56273398	0.00000000	0.00000000	0.00000000	0.00000000	62.59663222	641.40229021
D	12593GAL6	1,000.00000000	0.00000000	3.65355268	0.00000000	0.00000000	0.00000000	0.00000000	3.65355268	1,000.00000000
E	12593GAX0	1,000.00000000	0.00000000	3.39425533	(0.56092210)	4.12280821	0.00000000	0.00000000	3.39425533	1,000.00000000
F	12593GAZ5	1,000.00000000	0.00000000	0.00000000	2.83333323	16.99999936	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12593GBB7	864.59660709	0.00000000	0.00000000	2.44969037	137.95827256	0.00000000	0.20773078	0.00000000	864.38887631
V	12593GBD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593GBF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12593GBH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12593GAG7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	12593GAM4	283.40597797	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	259.15007855
X-C	12593GAP7	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	12593GAR3	1,000.00000000	0.00000000	0.82021934	0.00000000	0.00000000	0.00000000	0.00000000	0.82021934	1,000.00000000
X-E	12593GAT9	1,000.00000000	0.00000000	0.82021938	0.00000000	0.00000000	0.00000000	0.00000000	0.82021938	1,000.00000000
X-F	12593GAV4	864.59660709	0.00000000	0.70915883	0.00000000	0.00000000	0.00000000	0.00000000	0.70915883	864.38887631

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	09/01/25 - 09/30/25	30	0.00	26,027.20	0.00	26,027.20	0.00	0.00	0.00	26,027.20	0.00
X-E	09/01/25 - 09/30/25	30	0.00	25,498.16	0.00	25,498.16	0.00	0.00	0.00	25,498.16	0.00
X-F	09/01/25 - 09/30/25	30	0.00	32,421.03	0.00	32,421.03	0.00	0.00	0.00	32,421.03	0.00
A-M	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	09/01/25 - 09/30/25	30	0.00	187,453.74	0.00	187,453.74	0.00	0.00	0.00	187,453.74	0.00
D	09/01/25 - 09/30/25	30	0.00	264,893.53	0.00	264,893.53	0.00	0.00	0.00	264,893.53	0.00
E	09/01/25 - 09/30/25	30	148,624.13	89,907.33	0.00	89,907.33	(17,799.18)	0.00	0.00	107,706.51	130,824.95
F	09/01/25 - 09/30/25	30	440,399.15	88,079.83	0.00	88,079.83	88,079.83	0.00	0.00	0.00	528,478.98
G	09/01/25 - 09/30/25	30	6,195,125.26	111,993.93	0.00	111,993.93	111,993.93	0.00	0.00	0.00	6,307,119.19
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			6,784,148.54	826,274.75	0.00	826,274.75	182,274.58	0.00	0.00	644,000.17	6,966,423.12

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	5,035,239.69
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	800,352.55	Master Servicing Fee	916.33
Interest Reductions due to Nonrecoverability Determination	(117,470.66)	Certificate Administrator Fee	374.24
Interest Adjustments	36,077.13	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	94.23
ARD Interest	0.00	Operating Advisor Fee	244.77
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	718,959.02	Total Fees	1,839.57

Principal		Expenses/Reimbursements
Scheduled Principal	4,400,736.47	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	32,562.73
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	40,556.55
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(9,496.95)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	4,391,239.52	Total Expenses/Reimbursements	73,119.28

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	644,000.17
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	4,391,239.52
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,035,239.69
Total Funds Collected	5,110,198.54	Total Funds Distributed	5,110,198.54

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	226,156,521.18	226,156,521.18	Beginning Certificate Balance	226,156,521.18
(-) Scheduled Principal Collections	4,400,736.47	4,400,736.47	(-) Principal Distributions	4,391,239.52
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	9,496.95
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	9,496.95
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	9,496.95	9,496.95	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	221,755,784.71	221,755,784.71	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	229,100,117.64	229,100,117.64	Ending Certificate Balance	221,755,784.71
Ending Actual Collateral Balance	224,829,492.94	224,829,492.94

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	5,162,810.50	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	5,162,810.50	0.00	Net WAC Rate	4.38%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	2	13,428,805.91	6.06%	(6)	4.2695	1.032697	1.39 or less	12	208,257,982.07	93.91%	(7)	4.2639	0.206885
7,500,000 to 14,999,999	5	57,369,554.42	25.87%	(6)	4.5339	0.330035	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	3	67,157,614.05	30.28%	(5)	4.3824	0.121641	1.45 to 1.54	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	3	83,799,810.33	37.79%	(8)	3.9395	0.346927	1.55 to 1.99	1	13,497,802.64	6.09%	(5)	3.9925	1.997200
50,000,000 to 99,999,999	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.49	0	0.00	0.00%	0	0.0000	0.000000
100,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 to 2.99	0	0.00	0.00%	0	0.0000	0.000000
Totals	13	221,755,784.71	100.00%	(6)	4.2474	0.315858	3.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	13	221,755,784.71	100.00%	(6)	4.2474	0.315858
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Arizona	1	13,497,802.64	6.09%	(5)	3.9925	1.997200
							Lodging	4	35,033,415.46	15.80%	(6)	4.2483	(0.106010)
California	1	9,500,231.32	4.28%	(9)	4.5570	(1.127200)
							Office	9	167,330,300.25	75.46%	(7)	4.1662	0.423418
Connecticut	1	27,068,927.81	12.21%	(6)	3.0000	0.356500
							Retail	3	19,392,069.00	8.74%	(6)	4.9463	0.149886
Illinois	2	7,033,128.15	3.17%	(7)	4.3600	0.838000
							Totals	16	221,755,784.71	100.00%	(6)	4.2474	0.315858
New Jersey	1	12,358,940.85	5.57%	(6)	5.2800	(0.241700)
New York	1	30,338,130.97	13.68%	(11)	4.6948	0.964600
Ohio	3	8,640,663.91	3.90%	(7)	4.9000	0.709200
Oregon	1	26,392,751.55	11.90%	(6)	4.0350	(0.372900)
Texas	2	28,295,677.76	12.76%	(5)	4.0733	1.310653
Washington	1	23,913,434.21	10.78%	(4)	4.8095	(0.665300)
Wisconsin	2	34,716,095.54	15.66%	(6)	4.2069	(0.158109)
Totals	16	221,755,784.71	100.00%	(6)	4.2474	0.315858

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	8	137,004,383.45	61.78%	(6)	3.8945	0.469012	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	2	39,838,362.29	17.96%	(11)	4.6619	0.465770	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	3	44,913,038.97	20.25%	(5)	4.9564	(0.284301)	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	221,755,784.71	100.00%	(6)	4.2474	0.315858	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	13	221,755,784.71	100.00%	(6)	4.2474	0.315858
								Totals	13	221,755,784.71	100.00%	(6)	4.2474	0.315858
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	13	221,755,784.71	100.00%	(6)	4.2474	0.315858	Interest Only	1	21,900,000.00	9.88%	(5)	4.0450	1.329300
	61 to 95 months	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	96 to 117 months	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	12	199,855,784.71	90.12%	(7)	4.2696	0.204806
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	13	221,755,784.71	100.00%	(6)	4.2474	0.315858
	Totals	13	221,755,784.71	100.00%	(6)	4.2474	0.315858
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	9	172,378,871.96	77.73%	(6)	4.1357	0.383120			No outstanding loans in this group
	12 to 24 months	2	28,377,307.99	12.80%	(6)	4.2773	0.030334
	24 months or greater	2	20,999,604.76	9.47%	(6)	5.1236	0.149565
	Totals	13	221,755,784.71	100.00%	(6)	4.2474	0.315858
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
7	303750007	OF	Rye Brook	NY	Actual/360	4.695%	118,692.88	0.00	0.00	N/A	11/05/24	--	30,338,130.97	30,338,130.97	09/05/25
8	302691115	LO	Portland	OR	Actual/360	4.035%	88,745.63	0.00	0.00	N/A	04/06/25	--	26,392,751.55	26,392,751.55	09/06/25
11	304171011	OF	Hartford	CT	Actual/360	3.000%	67,672.32	0.00	0.00	N/A	04/05/25	--	27,068,927.81	27,068,927.81	08/05/25
12	304171012	OF	Everett	WA	Actual/360	4.809%	96,047.53	51,019.60	0.00	N/A	06/06/25	--	23,964,453.81	23,913,434.21	08/06/25
15	304171015	OF	Milwaukee	WI	Actual/360	4.250%	75,769.90	49,674.77	0.00	N/A	04/06/25	--	21,393,854.61	21,344,179.84	06/06/25
23	304171023	OF	Plano	TX	Actual/360	4.045%	73,821.25	0.00	0.00	05/06/25	07/06/26	--	21,900,000.00	21,900,000.00	09/06/25
28	304171028	OF	Tempe	AZ	Actual/360	3.993%	45,031.76	37,104.71	0.00	N/A	05/06/25	--	13,534,907.35	13,497,802.64	02/06/25
35	304171035	OF	Milwaukee	WI	Actual/360	4.138%	0.00	0.00	0.00	N/A	04/06/25	--	13,371,915.70	13,371,915.70	01/06/24
38	406100289	RT	South Brunswick	NJ	Actual/360	5.280%	54,481.53	23,225.85	0.00	N/A	04/06/25	--	12,382,166.70	12,358,940.85	09/06/24
46	406100270	OF	Burbank	CA	Actual/360	4.557%	36,077.13	0.00	0.00	N/A	01/06/25	--	9,500,231.32	9,500,231.32	10/06/25
47	406100283	LO	Various	OH	Actual/360	4.900%	0.00	0.00	0.00	N/A	03/06/25	--	8,640,663.91	8,640,663.91	11/06/20
57	304171057	RT	Chicago	IL	Actual/360	4.360%	25,601.93	13,273.34	0.00	N/A	03/05/25	--	7,046,401.49	7,033,128.15	02/05/25
60	302691117	OF	Irving	TX	Actual/360	4.170%	22,273.30	13,906.33	0.00	N/A	06/06/25	--	6,409,584.09	6,395,677.76	09/06/25
69	656100426	IN	Houston	TX	Actual/360	4.200%	14,743.86	4,212,531.87	0.00	N/A	06/06/25	--	4,212,531.87	0.00	10/06/25
Totals							718,959.02	4,400,736.47	0.00				226,156,521.18	221,755,784.71
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
7	8,009,110.10	0.00	--	--	07/07/25	0.00	0.00	171,242.74	171,242.74	0.00	0.00
8	485,121.00	(34,977.00)	01/01/25	03/31/25	01/08/24	0.00	0.00	230,313.96	230,313.96	0.00	0.00
11	0.00	148,261.52	01/01/25	03/31/25	07/07/25	0.00	0.00	67,489.60	135,115.30	0.00	0.00
12	3,462,954.29	(204,913.00)	01/01/25	03/31/25	07/07/25	0.00	0.00	146,905.37	293,931.02	0.00	0.00
15	1,393,204.00	(47,969.52)	01/01/24	06/30/24	07/07/25	0.00	0.00	125,300.26	501,414.97	0.00	0.00
23	2,447,854.55	533,614.00	01/01/25	03/31/25	07/07/25	0.00	0.00	73,730.00	73,730.00	0.00	0.00
28	2,138,346.88	0.00	--	--	09/06/24	4,023,856.83	50,993.11	68,674.17	605,639.55	0.00	0.00
35	263,520.00	55,263.00	01/01/25	03/31/25	09/06/24	11,316,402.07	292,120.49	0.00	0.00	0.00	0.00
38	1,637,051.56	(76,635.52)	01/01/23	06/30/23	09/06/24	2,306,157.10	77,127.89	67,486.32	932,381.56	207,687.03	0.00
46	1,187,067.00	(176,008.00)	01/01/25	03/31/25	07/07/25	0.00	0.00	0.00	0.00	0.00	0.00
47	376,341.50	0.00	--	--	09/06/23	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	308,284.92	01/01/24	09/30/24	09/06/24	2,494,872.96	193,705.65	29,773.40	620,952.74	0.00	0.00
60	0.00	159,558.11	01/01/25	03/31/25	07/07/25	0.00	0.00	36,152.92	36,152.92	0.00	0.00
69	883,088.99	354,169.14	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	22,283,659.87	1,018,647.65				20,141,288.96	613,947.14	1,017,068.74	3,600,874.76	207,687.03	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/10/25	0	0.00	0	0.00	0	0.00	2	18,754,618.61	1	13,371,915.70	0	0.00	0	0.00	0	0.00	4.247408%	3.984149%	(6)
09/12/25	0	0.00	0	0.00	0	0.00	1	12,382,166.70	1	13,371,915.70	0	0.00	0	0.00	0	0.00	4.246718%	3.987609%	(5)
08/12/25	0	0.00	0	0.00	0	0.00	1	12,403,479.59	1	13,371,915.70	0	0.00	0	0.00	0	0.00	4.246895%	3.987794%	(4)
07/11/25	0	0.00	0	0.00	0	0.00	2	25,796,611.72	0	0.00	0	0.00	0	0.00	0	0.00	4.300772%	4.101117%	(3)
06/12/25	0	0.00	0	0.00	0	0.00	2	25,819,549.51	0	0.00	0	0.00	0	0.00	0	0.00	4.301786%	4.104578%	(2)
05/12/25	0	0.00	1	24,156,956.26	0	0.00	2	25,840,566.09	0	0.00	0	0.00	0	0.00	0	0.00	4.297012%	4.153079%	0
04/11/25	2	37,921,121.09	0	0.00	0	0.00	2	25,863,311.33	0	0.00	0	0.00	0	0.00	0	0.00	4.278297%	4.166395%	1
03/12/25	0	0.00	0	0.00	2	25,884,129.84	2	25,884,129.84	0	0.00	0	0.00	0	0.00	5	59,967,082.18	4.213192%	4.159620%	2
02/12/25	0	0.00	0	0.00	3	34,582,502.92	2	25,941,839.01	0	0.00	0	0.00	0	0.00	2	54,123,066.45	4.261608%	4.214303%	3
01/10/25	0	0.00	0	0.00	3	34,660,146.58	1	12,559,036.00	0	0.00	2	39,736,050.10	0	0.00	0	0.00	4.274422%	4.226331%	4
12/12/24	0	0.00	1	12,579,548.37	2	22,157,926.38	1	12,579,548.37	0	0.00	0	0.00	0	0.00	1	19,616,487.65	4.257321%	4.212089%	5
11/13/24	1	12,601,807.80	0	0.00	2	22,217,248.92	1	12,601,807.80	0	0.00	0	0.00	0	0.00	0	0.00	4.257232%	4.212700%	5
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	303750007	09/05/25	0	5	171,242.74	171,242.74	0.00	30,338,130.97	04/10/24	1
8	302691115	09/06/25	0	5	230,313.96	230,313.96	10,697.00	26,392,751.55	06/29/20	13
11	304171011	08/05/25	1	5	67,489.60	135,115.30	11,550.00	27,068,927.81	03/19/25	13
12	304171012	08/06/25	1	5	146,905.37	293,931.02	0.00	24,012,074.60	03/27/25	13
15	304171015	06/06/25	3	5	125,300.26	501,414.97	12,854.00	21,536,806.15	04/16/25	13
23	304171023	09/06/25	0	B	73,730.00	73,730.00	2,466.00	21,900,000.00	04/04/25	13
28	304171028	02/06/25	7	5	68,674.17	605,639.55	36,109.80	13,788,304.95	03/24/25	2
35	304171035	01/06/24	20	5	0.00	0.00	169,302.57	13,753,384.71	10/25/23	7			04/21/25
38	406100289	09/06/24	12	5	67,486.32	932,381.56	324,279.08	12,644,199.48	07/15/22	98		04/08/24
47	406100283	11/06/20	58	5	0.00	0.00	0.00	10,140,101.34	12/20/19	3	08/18/23
57	304171057	02/05/25	7	5	29,773.40	620,952.74	414,091.17	7,344,995.97	07/22/20	2
60	302691117	09/06/25	0	5	36,152.92	36,152.92	600.00	6,409,584.09	02/05/25	2		09/15/25
Totals					1,017,068.74	3,600,874.76	981,949.62	215,329,261.62
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		199,855,785	9,500,231	158,229,019		32,126,534
0 - 6 Months		0	0	0		0
7 - 12 Months		21,900,000	21,900,000	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	221,755,785	88,131,114	50,982,362	0	62,874,715	19,767,593
Sep-25	226,156,521	94,540,698	55,245,913	0	62,997,994	13,371,916
Aug-25	226,344,072	28,322,701	0	94,466,389	90,183,067	13,371,916
Jul-25	297,749,243	28,335,771	0	0	256,041,556	13,371,916
Jun-25	301,904,737	69,829,558	0	0	218,703,263	13,371,916
May-25	422,863,426	276,543,871	0	24,156,956	96,322,033	25,840,566
Apr-25	503,298,021	318,473,663	37,921,121	0	121,039,925	25,863,311
Mar-25	681,632,015	600,147,208	0	0	55,600,678	25,884,130
Feb-25	799,146,599	724,725,734	0	0	61,882,435	12,538,430
Jan-25	854,407,258	762,773,377	0	0	79,074,844	12,559,036
Dec-24	926,359,670	861,386,376	0	0	52,393,745	12,579,548
Nov-24	947,534,469	882,426,128	0	0	52,506,534	12,601,808
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	303750007	30,338,130.97	30,338,130.97	100,000,000.00	06/13/25	5,986,501.90	0.96460	12/31/24	11/05/24	236
8	302691115	26,392,751.55	26,392,751.55	33,500,000.00	03/01/25	(100,417.00)	(0.37290)	03/31/25	04/06/25	233
11	304171011	27,068,927.81	27,068,927.81	16,700,000.00	05/13/25	72,390.02	0.35650	03/31/25	04/05/25	236
12	304171012	23,913,434.21	24,012,074.60	20,260,000.00	07/15/25	(293,569.50)	(0.66530)	03/31/25	06/06/25	236
15	304171015	21,344,179.84	21,536,806.15	18,100,000.00	06/12/25	(177,509.52)	(0.23580)	06/30/24	04/06/25	236
23	304171023	21,900,000.00	21,900,000.00	36,200,000.00	03/31/15	482,870.00	1.32930	03/31/25	07/06/26	I/O
28	304171028	13,497,802.64	13,788,304.95	11,200,000.00	05/19/25	1,968,557.88	1.99720	12/31/24	05/06/25	234
35	304171035	13,371,915.70	13,753,384.71	4,000,000.00	02/11/25	(7,636.50)	(0.03410)	03/31/25	04/06/25	236
38	406100289	12,358,940.85	12,644,199.48	12,700,000.00	02/25/25	(112,714.52)	(0.24170)	06/30/23	04/06/25	236
46	406100270	9,500,231.32	9,500,231.32	17,000,000.00	08/18/25	(195,498.25)	(1.12720)	03/31/25	01/06/25	230
47	406100283	8,640,663.91	10,140,101.34	19,200,000.00	07/01/23	284,456.50	0.70920	12/31/21	03/06/25	172
57	304171057	7,033,128.15	7,344,995.97	5,970,000.00	03/14/25	293,210.67	0.83800	09/30/24	03/05/25	236
60	302691117	6,395,677.76	6,409,584.09	5,510,000.00	07/18/25	135,330.11	1.24680	03/31/25	06/06/25	236
Totals		221,755,784.71	224,829,492.94	300,340,000.00		8,335,971.79

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
7	303750007	OF	NY	04/10/24	1

Loan transferred to special servicing in 4/2024 due to imminent monetary default. The loan matured on 11/5/2024 and on 12/16/2024, borrower and lender parties executed a forbearance agreement. The loan is expected to remain in special

	servicing during the forbearance period. Loan has been performing under the agreement thus far. SS continues to monitor the Loan's performance under the Agreement.

8	302691115	LO	OR	06/29/20	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

11	304171011	OF	CT	03/19/25	13
	Loan transferred to Special Servicing due to the upcoming maturity date. Pre-negotiation letter has been executed by Borrower. Special Servicer is reviewing Borrower's workout proposal.

12	304171012	OF	WA	03/27/25	13

The Loan transferred to Special Servicing on 3/27/2025 due to imminent monetary default related to the Loan's 6/6/2025 maturity date. Special Servicer has received approval to initiate the foreclosure process and appoint a receiver.

15	304171015	OF	WI	04/16/25	13

Loan transferred to SS on 4/16/2025 due to the Borrower's failure to pay off the Loan at the 4/6/2025 Maturity Date. PNL and Hello letter sent 4/28/2025. Borrower executed PNL and initial discussions have taken place. Borrower made initial request for an extension but has not provided proposal of terms thus far. SS has followed up Borrower's proposal multiple times but has not received one to date. SS filed for FC and Receivership on 9/26/2025 and is currently awaiting a

	response from Borrower.

23	304171023	OF	TX	04/04/25	13

Loan transferred 4/11/2025. PNL has been executed and initial intro calls completed. Borrower remains committed to the asset and has requested a 2 year loan maturity extension. Single-tenant lease extension approved. Lender is monitoring

	performance.

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
28	304171028	OF	AZ	03/24/25	2

The Loan transferred to Special Servicing on 03/24/2025 due to imminent monetary default related to the Loan's 5/6/2025 maturity date. Special Servicer is reaching out to the Borrower. Borrower has executed the PNL and has submitted

	requested DD. Receiver appointed.

35	304171035	OF	WI	10/25/23	7

Loan transferred to SS due to Imminent Monetary default. Borrower executed a PNL. A receiver was appointed in September 2024 and took over operations at the property. Special Servicer is monitoring property operations. A Sheriff sale was

	held in April 20 25 and court confirmation of the sale in July 2025, recorded deed received 7/15/2025. Assessing disposition strategy and timing.

38	406100289	RT	NJ	07/15/22	98

Loan transferred to special servicing due to imminent monetary default as a result of Stop & Shop's failure to renew it's lease, which expired 9/30/2022. The loan subsequently went into payment default beginning with the 5/6/2023 debt service payment. A receiver was appointed to the property on 4/23/2024. On 8/27/2025, lender filed a motion to permit a sale of the property, which has been approved by the court, subject to an appellate period expiring 10/31/2025.

46	406100270	OF	CA	09/23/24	1

The Loan transferred to Special Servicing on 9/23/2024 due to imminent default in advance of its 1/6/2025 maturity date. Borrower has requested an extension. A Forbearance Agreement was executed on 12/31/2024 that provided for a

	forbearance period from 1 /6/2025 to 1/6/2026. As of 10/1/2025, Special Servicer continues to monitor Borrower's compliance with the Forbearance Agreement.

47	406100283	LO	OH	12/20/19	3
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

57	304171057	RT	IL	07/22/20	2

The Borrower did not pay off the Loan at maturity and is currently in default. The Special Servicer has engaged counsel and is pursuing its rights and remedies under the loan documents. A foreclosure complaint was filed on August 15, 2025, and

	a receivers hip order was entered on September 11, 2025.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
60	302691117	OF	TX	02/05/25	2

The Loan transferred to Special Servicing on 2/5/2025. Pre negotiation letter was executed. Special Servicer and Borrower are in communication. Loan is currently in cash management. Borrower expressed interest in a possible extension of the loan. Discussing possible options and evaluating the property's performance. Loan matured on 6/6/2025. Special Servicer is dual-tracking the loan.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	303750007	0.00	4.69480%	0.00	4.69480%	10	12/16/24	11/05/24	--
8	302691115	0.00	4.03500%	0.00	4.03500%	8	12/05/22	12/14/22	--
8	302691115	0.00	4.03500%	0.00	4.03500%	8	02/14/25	12/14/22	--
11	304171011	0.00	4.26000%	0.00	1.00000%	8	08/05/19	08/05/19	07/05/19
11	304171011	0.00	1.00000%	0.00	1.00000%	8	07/25/19	08/05/19	07/05/19
44	406100282	0.00	4.39000%	0.00	4.39000%	10	04/07/21	04/01/20	05/06/21
44	406100282	0.00	4.39000%	0.00	4.39000%	10	04/01/21	04/01/20	05/06/21
46	406100270	0.00	4.55700%	0.00	4.55700%	10	12/31/24	12/31/24	--
51	406100281	8,399,370.77	4.45000%	8,399,370.77	4.45000%	10	12/28/20	05/06/20	01/21/21
51	406100281	0.00	4.45000%	0.00	4.45000%	10	12/28/21	05/06/20	01/21/21
57	304171057	0.00	4.36000%	0.00	4.36000%	10	10/25/21	10/25/21	--
Totals		8,399,370.77		8,399,370.77
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
2	406100311	12/11/20	108,974,889.40	166,250,000.00	110,619,191.10	1,644,301.76	110,619,191.10	108,974,889.34	0.00	0.00	18.20	(18.20)	0.00%
4	302691111	04/12/22	48,875,000.00	68,100,000.00	52,728,346.14	3,616,508.96	52,728,346.14	49,111,837.18	0.00	0.00	0.00	0.00	0.00%
6	304171006	05/12/22	28,600,433.33	20,800,000.00	30,515,104.75	4,013,365.38	30,515,104.75	26,501,739.37	2,098,693.96	0.00	1,523,743.95	574,950.01	1.66%
25	304171025	02/12/25	17,237,683.38	20,800,000.00	17,437,989.32	216,386.28	17,437,989.32	17,221,603.04	16,080.34	(9,496.95)	(24,319.27)	40,399.61	0.19%
55	304171055	12/12/19	7,739,383.81	11,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
71	304171071	12/11/20	4,418,879.89	6,900,000.00	4,189,840.85	207,525.85	4,189,840.85	3,982,315.00	436,564.89	0.00	15,510.00	421,054.89	8.42%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			215,846,269.81	294,250,000.00	215,490,472.16	9,698,088.23	215,490,472.16	205,792,383.93	2,551,339.19	(9,496.95)	1,514,952.88	1,036,386.31

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/12/23	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	406100311	10/13/22	0.00	0.00	(18.20)	0.00	0.00	(18.20)	0.00	0.00	(18.20)
		12/11/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	302691111	04/12/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	304171006	09/12/23	0.00	0.00	574,950.01	0.00	0.00	(9,901.22)	0.00	0.00	574,950.01
		03/10/23	0.00	0.00	584,851.23	0.00	0.00	(47,551.10)	0.00	0.00
		10/13/22	0.00	0.00	632,402.33	0.00	0.00	(674,291.63)	0.00	0.00
		08/12/22	0.00	0.00	1,306,693.96	0.00	0.00	(792,000.00)	0.00	0.00
		05/12/22	0.00	0.00	2,098,693.96	0.00	0.00	2,098,693.96	0.00	0.00
25	304171025	10/10/25	0.00	0.00	40,399.61	0.00	0.00	9,496.95	0.00	0.00	40,399.61
		06/12/25	0.00	0.00	30,902.66	0.00	0.00	6,322.32	0.00	0.00
		05/12/25	0.00	0.00	24,580.34	0.00	0.00	8,500.00	0.00	0.00
		02/12/25	0.00	0.00	16,080.34	0.00	0.00	16,080.34	0.00	0.00
55	304171055	12/26/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
71	304171071	03/10/23	0.00	0.00	421,054.89	0.00	0.00	(15,510.00)	0.00	0.00	421,054.89
		12/11/20	0.00	0.00	436,564.89	0.00	0.00	436,564.89	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	9,496.95	0.00	0.00	9,496.95
Cumulative Totals			0.00	0.01	1,036,386.31	0.00	0.00	1,036,386.31	0.00	0.00	1,036,386.31

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	6,320.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	(183.28)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	5,639.36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	28,422.37
12	0.00	0.00	4,992.59	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	4,457.05	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	4,562.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	2,819.77	0.00	0.00	13,370.94	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	2,785.82	0.00	0.00	0.00	0.00	46,110.82	0.00	0.00	0.00	0.00
38	0.00	0.00	2,579.62	0.00	0.00	10,137.48	0.00	0.00	0.00	0.00	0.00	0.00
46	(36,077.13)	0.00	1,979.21	0.00	0.00	0.00	0.00	36,077.13	0.00	0.00	0.00	0.00
47	0.00	0.00	1,800.14	0.00	0.00	0.00	0.00	35,282.71	0.00	0.00	0.00	0.00
57	0.00	0.00	1,468.00	0.00	0.00	9,054.31	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	1,335.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	(36,077.13)	0.00	40,556.55	0.00	0.00	32,562.73	0.00	117,470.66	0.00	0.00	0.00	28,422.37
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		182,935.19

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28